Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Changes in the allowance for doubtful accounts
Beginning of period	$ 1.3		$ 2.8	$ 3.2
Provision for doubtful accounts	0.8	1.3	0.1	0.5
Accounts written off	(0.3)			(0.9)
End of period	$ 1.8	$ 1.3	$ 2.9	$ 2.8